OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
OTHER NON-CURRENT ASSETS	NOTE 16 — OTHER NON-CURRENT ASSETS As of December 31, 2023 and 2022, other non-current assets were $18,889 and $26,108, respectively.